July 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Managed Futures Active ETF | ISMF | Cboe BZX Exchange

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
July 31, 2026
iShares Managed Futures Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations(a)
U.S. Treasury Bills, 4.00%, 08/06/26	$56,131	$56,114,361
Total U.S. Treasury Obligations — 92.0% (Cost: $56,103,726)		56,114,361
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(b)(c)	580,000	580,000
Total Money Market Funds — 1.0% (Cost: $580,000)		580,000
Total Investments — 93.0% (Cost: $56,683,726)		56,694,361
Other Assets Less Liabilities — 7.0%		4,281,370
Net Assets — 100.0%		$60,975,731

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,790,000	$—	$(3,210,000)(a)	$—	$—	$580,000	580,000	$37,374	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Brent Crude Oil	4	08/28/26	$352	$(2,369)
FTSE China A50 Index	64	08/28/26	947	5,434
Gasline RBOB	10	08/31/26	1,308	17,679
NY Harbor ULSD	6	08/31/26	1,032	65,037
Low Sulphur Gasoil	6	09/10/26	738	77,357
TOPIX Index	8	09/10/26	1,977	11,329
S&P/TSE 60 Index	20	09/17/26	5,948	65,183
10-Year Canadian Bonds	58	09/18/26	4,914	(61,642)
E-Mini Russell 2000 Index	15	09/18/26	2,204	(34,778)
FTSE 100 Index	23	09/18/26	3,371	86,038
MSCI Emerging Markets Index	57	09/18/26	4,681	(409,204)
Long Gilt	38	09/28/26	4,430	(88,048)
Soybean	8	11/13/26	475	(8,127)
Gold 100 OZ	2	12/29/26	821	6,217
				(269,894)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Managed Futures Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	2	08/21/26	$197	$(5,034)
IFSC Nifty 50 Index	114	08/25/26	5,572	(122,076)
Euro-Bond	24	09/08/26	3,442	23,502
10-Year Japanese Government Treasury Bonds	27	09/14/26	21,564	56,212
Australian 10-Year Treasury Bonds	27	09/15/26	2,054	545
SPI 200 Index	13	09/17/26	2,045	(8,044)
DAX Index	2	09/18/26	1,482	(29,469)
10-Year U.S. Treasury Notes	62	09/21/26	6,710	67,503
Corn	113	12/14/26	2,622	53,243
				36,382
				$(233,512)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	357,000	USD	246,114	Citibank N.A.	09/16/26	$4,900
AUD	1,108,000	USD	775,240	Morgan Stanley & Co. International PLC	09/16/26	3,817
BRL	38,616,000	USD	7,309,355	Goldman Sachs International	09/16/26	229,467
CAD	2,007,000	USD	1,430,311	Barclays Bank PLC	09/16/26	4,038
CAD	1,067,000	USD	754,149	Morgan Stanley & Co. International PLC	09/16/26	8,407
EUR	1,068,878	CHF	990,000	Barclays Bank PLC	09/16/26	4,369
EUR	960,971	CHF	881,000	UBS AG	09/16/26	15,182
EUR	734,194	SEK	7,983,000	Goldman Sachs International	09/16/26	7,815
EUR	890,484	SEK	9,753,000	Morgan Stanley & Co. International PLC	09/16/26	2,044
GBP	1,327,000	USD	1,775,124	Barclays Bank PLC	09/16/26	13,300
GBP	7,000	USD	9,266	BNP Paribas SA	09/16/26	168
GBP	609,000	USD	811,147	Citibank N.A.	09/16/26	9,614
GBP	1,009,000	USD	1,350,847	Morgan Stanley & Co. International PLC	09/16/26	9,002
GBP	5,371,000	USD	7,190,780	UBS AG	09/16/26	47,824
INR	102,452,000	USD	1,067,586	Goldman Sachs International	09/16/26	2,164
JPY	39,059,000	USD	241,531	Barclays Bank PLC	09/16/26	4,788
JPY	25,238,000	USD	157,144	JPMorgan Chase Bank N.A.	09/16/26	2,015
JPY	311,425,000	USD	1,941,223	Morgan Stanley & Co. International PLC	09/16/26	22,727
JPY	116,308,000	USD	730,330	UBS AG	09/16/26	3,147
NOK	1,518,000	EUR	137,768	Bank of America N.A.	09/16/26	932
NOK	96,749,000	EUR	8,798,940	Barclays Bank PLC	09/16/26	38,129
NZD	3,986,000	USD	2,344,059	Bank of America N.A.	09/16/26	6,934
NZD	6,350,000	USD	3,700,680	Barclays Bank PLC	09/16/26	44,631
NZD	80,000	USD	46,170	Citibank N.A.	09/16/26	1,015
NZD	55,000	USD	31,840	Morgan Stanley & Co. International PLC	09/16/26	600
USD	102,351	AUD	145,000	UBS AG	09/16/26	398
USD	14,602,668	CAD	20,292,000	Citibank N.A.	09/16/26	100,523
USD	514,889	EUR	444,000	JPMorgan Chase Bank N.A.	09/16/26	2,020
USD	1,269,256	EUR	1,090,000	Morgan Stanley & Co. International PLC	09/16/26	10,184
USD	244,865	INR	23,366,000	JPMorgan Chase Bank N.A.	09/16/26	889
USD	73,540	INR	7,037,000	UBS AG	09/16/26	64
USD	1,138,750	TWD	36,628,000	Bank of America N.A.	09/16/26	3,101
USD	897,526	TWD	28,439,000	Barclays Bank PLC	09/16/26	15,777
USD	209,556	ZAR	3,452,000	Morgan Stanley & Co. International PLC	09/16/26	1,313

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	439,749	ZAR	7,273,000	UBS AG	09/16/26	$1,002
ZAR	30,684,000	USD	1,845,199	Goldman Sachs International	09/16/26	5,823
ZAR	5,792,000	USD	347,040	Morgan Stanley & Co. International PLC	09/16/26	2,364
MXN	105,644,000	USD	6,008,748	Citibank N.A.	09/17/26	68,473
MXN	722,000	USD	40,846	Goldman Sachs International	09/17/26	687
MXN	14,717,000	USD	835,520	Morgan Stanley & Co. International PLC	09/17/26	11,083
MXN	3,620,000	USD	205,889	UBS AG	09/17/26	2,353
						713,083
AUD	7,459,000	USD	5,245,549	Barclays Bank PLC	09/16/26	$(973)
BRL	1,301,000	USD	254,287	JPMorgan Chase Bank N.A.	09/16/26	(299)
CAD	800,000	USD	571,888	UBS AG	09/16/26	(150)
CHF	881,000	EUR	963,034	JPMorgan Chase Bank N.A.	09/16/26	(17,565)
EUR	720,660	NOK	7,903,000	Bank of America N.A.	09/16/26	(905)
EUR	552,825	NOK	6,263,000	BNP Paribas SA	09/16/26	(21,840)
EUR	640,834	NOK	7,065,000	Goldman Sachs International	09/16/26	(4,748)
EUR	1,534,711	NOK	17,186,000	JPMorgan Chase Bank N.A.	09/16/26	(39,449)
EUR	992,059	NOK	11,079,000	Morgan Stanley & Co. International PLC	09/16/26	(22,308)
EUR	830,374	NOK	9,453,000	Standard Chartered Bank	09/16/26	(37,615)
EUR	1,556,919	SEK	17,099,000	Bank of America N.A.	09/16/26	(1,362)
EUR	261,652	SEK	2,893,000	Citibank N.A.	09/16/26	(2,269)
EUR	497,481	SEK	5,481,000	JPMorgan Chase Bank N.A.	09/16/26	(2,264)
EUR	9,789,000	USD	11,352,695	Barclays Bank PLC	09/16/26	(45,307)
INR	64,881,000	USD	677,855	Bank of America N.A.	09/16/26	(401)
INR	37,796,000	USD	398,008	BNP Paribas SA	09/16/26	(3,362)
INR	76,396,000	USD	800,327	Goldman Sachs International	09/16/26	(2,639)
INR	10,044,000	USD	105,306	Morgan Stanley & Co. International PLC	09/16/26	(432)
SEK	23,217,000	EUR	2,135,920	BNP Paribas SA	09/16/26	(23,491)
TWD	7,730,000	USD	243,610	Citibank N.A.	09/16/26	(3,942)
TWD	16,412,000	USD	519,696	Goldman Sachs International	09/16/26	(10,843)
TWD	4,297,000	USD	134,918	JPMorgan Chase Bank N.A.	09/16/26	(1,690)
USD	672,872	AUD	977,000	Barclays Bank PLC	09/16/26	(14,076)
USD	958,646	AUD	1,385,000	Citibank N.A.	09/16/26	(15,176)
USD	170,763	AUD	243,000	JPMorgan Chase Bank N.A.	09/16/26	(95)
USD	960,187	AUD	1,385,000	Morgan Stanley & Co. International PLC	09/16/26	(13,635)
USD	1,698,595	AUD	2,426,000	UBS AG	09/16/26	(7,175)
USD	122,104	BRL	642,000	Barclays Bank PLC	09/16/26	(3,231)
USD	628,146	BRL	3,247,000	BNP Paribas SA	09/16/26	(5,751)
USD	848,178	BRL	4,461,000	Goldman Sachs International	09/16/26	(22,723)
USD	2,623,162	CAD	3,706,000	Morgan Stanley & Co. International PLC	09/16/26	(25,416)
USD	3,075,385	EUR	2,686,000	BNP Paribas SA	09/16/26	(27,245)
USD	932,035	EUR	815,000	JPMorgan Chase Bank N.A.	09/16/26	(9,381)
USD	634,761	EUR	555,000	Morgan Stanley & Co. International PLC	09/16/26	(6,326)
USD	1,200,052	EUR	1,047,000	UBS AG	09/16/26	(9,350)
USD	482,772	GBP	365,000	BNP Paribas SA	09/16/26	(9,145)
USD	436,311	GBP	331,000	Citibank N.A.	09/16/26	(9,784)
USD	1,244,604	INR	120,782,000	Bank of America N.A.	09/16/26	(16,539)
USD	8,731,654	INR	839,483,000	Goldman Sachs International	09/16/26	(33,792)
USD	285,742	INR	27,535,000	JPMorgan Chase Bank N.A.	09/16/26	(1,764)
USD	11,208,243	JPY	1,789,614,168	JPMorgan Chase Bank N.A.	09/16/26	(77,661)
USD	851,490	JPY	136,215,000	Morgan Stanley & Co. International PLC	09/16/26	(7,527)
USD	12,553,521	NZD	21,546,000	Barclays Bank PLC	09/16/26	(154,582)
USD	131,184	NZD	230,000	Citibank N.A.	09/16/26	(4,473)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Managed Futures Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,024,857	NZD	1,767,000	Morgan Stanley & Co. International PLC	09/16/26	$(17,342)
USD	596,953	TWD	19,275,000	Bank of America N.A.	09/16/26	(667)
USD	2,508,929	TWD	81,061,000	Barclays Bank PLC	09/16/26	(4,361)
ZAR	21,737,000	USD	1,313,713	Barclays Bank PLC	09/16/26	(2,422)
ZAR	29,136,000	USD	1,769,056	Goldman Sachs International	09/16/26	(11,417)
ZAR	7,423,000	USD	455,693	Morgan Stanley & Co. International PLC	09/16/26	(7,898)
MXN	9,961,000	USD	575,419	UBS AG	09/17/26	(2,408)
USD	208,227	MXN	3,623,000	Bank of America N.A.	09/17/26	(188)
USD	924,276	MXN	16,285,000	Goldman Sachs International	09/17/26	(12,526)
USD	1,247,192	MXN	21,856,000	Morgan Stanley & Co. International PLC	09/17/26	(10,084)
						(788,014)
						$(74,931)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations	$—	$56,114,361	$—	$56,114,361
Short-Term Securities
Money Market Funds	580,000	—	—	580,000
	$580,000	$56,114,361	$—	$56,694,361
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$219,533	$—	$—	$219,533
Equity Contracts	65,183	102,801	—	167,984
Foreign Currency Exchange Contracts	—	713,083	—	713,083
Interest Rate Contracts	147,762	—	—	147,762
Liabilities
Commodity Contracts	(10,495)	—	—	(10,495)
Equity Contracts	(481,494)	(127,109)	—	(608,603)
Foreign Currency Exchange Contracts	—	(788,014)	—	(788,014)

Consolidated Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares Managed Futures Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$(149,690)	$—	$—	$(149,690)
	$(209,201)	$(99,239)	$—	$(308,440)

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand